Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Qatar ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.5%
Gulf Warehousing Co.	524,144	$336,470
Banks — 54.5%
Al Rayan Bank	4,887,441	2,925,134
Commercial Bank PSQC (The)	2,606,290	2,880,941
Doha Bank QPSC	2,423,052	1,781,607
Dukhan Bank	1,780,053	1,698,056
Qatar International Islamic Bank QSC	917,714	2,782,172
Qatar Islamic Bank QPSC	1,575,999	10,055,136
Qatar National Bank QPSC	3,088,476	15,336,886
		37,459,932
Chemicals — 2.5%
Mesaieed Petrochemical Holding Co.	5,439,293	1,752,573
Construction & Engineering — 1.5%
Estithmar Holding QPSC(a)	1,016,531	1,074,180
Construction Materials — 1.0%
Qatar National Cement Co. QSC	480,558	362,571
Qatari Investors Group QSC	759,154	304,086
		666,657
Consumer Staples Distribution & Retail — 0.8%
Al Meera Consumer Goods Co. QSC	137,559	548,364
Diversified Telecommunication Services — 4.6%
Ooredoo QPSC	905,770	3,171,396
Energy Equipment & Services — 1.3%
Gulf International Services QSC	1,173,258	891,579
Financial Services — 0.5%
Salam International Investment Ltd. QSC	1,650,465	334,033
Food Products — 0.7%
Baladna(a)	1,198,418	480,038
Health Care Providers & Services — 0.9%
Medicare Group	335,602	597,102
Industrial Conglomerates — 7.9%
Aamal Co.	2,468,159	555,396
Industries Qatar QSC	1,372,786	4,576,079
Mannai Corp. QSC	235,267	301,950
		5,433,425
Security	Shares	Value
IT Services — 0.6%
Meeza QSTP LLC	439,466	$396,917
Marine Transportation — 4.0%
Qatar Navigation QSC	901,306	2,737,623
Metals & Mining — 1.8%
Qatar Aluminum Manufacturing Co.	2,893,605	1,217,445
Multi-Utilities — 2.5%
Qatar Electricity & Water Co. QSC	425,347	1,729,442
Oil, Gas & Consumable Fuels — 7.9%
Qatar Fuel QSC	565,452	2,320,822
Qatar Gas Transport Co. Ltd.	2,491,986	3,085,498
		5,406,320
Real Estate Management & Development — 4.1%
Barwa Real Estate Co.	2,109,553	1,485,788
Ezdan Holding Group QSC(a)	1,827,839	569,528
Mazaya Real Estate Development QPSC(a)	1,458,759	236,646
United Development Co. QSC	2,163,986	539,871
		2,831,833
Wireless Telecommunication Services — 1.7%
Vodafone Qatar PQSC	1,784,574	1,181,425
Total Common Stocks — 99.3% (Cost: $50,925,763)		68,246,754
Rights
Banks — 0.6%
Lesha Bank LLC, CVR	928,561	443,531
Total Rights — 0.6% (Cost: $231,573)		443,531
Total Investments — 99.9% (Cost: $51,157,336)		68,690,285
Other Assets Less Liabilities — 0.1%		39,200
Net Assets — 100.0%		$68,729,485

(a)	Non-income producing security.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0 (b)	$—	$—	$—	—	$158	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Qatar ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$40,363,956	$27,882,798	$—	$68,246,754
Rights	443,531	—	—	443,531
	$40,807,487	$27,882,798	$—	$68,690,285